Commitments and Contingencies (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 04, 2013 Realty Capital [Member]
Loss Contingencies [Line Items]
Rental expense	$ 200,000	$ 100,000	$ 400,000	$ 300,000	$ 300,000
2014	4,297,000		296,000
2015	4,295,000		196,000
2016	4,185,000		100,000
2018	3,908,000
2019	2,815,000
Thereafter	6,691,000
Total	26,191,000		592,000
Imposition of censure, fine paid						$ 60,000